American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH
FUND * FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE
FUND * AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES
FUND * NEW OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND *
SELECT FUND * AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND * ULTRA®
FUND * VEEDOT® FUND * VISTA(SM) FUND

Supplement dated March 22, 2007 * Statement of Additional Information dated
March 1, 2007

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE EMERGING MARKETS RISK SECTION
ON PAGE 11.

EMERGING MARKETS RISK - Each fund may invest its holdings in securities of issuers located in emerging market (developing) countries. The funds consider
"emerging market countries" to include all countries that are not considered by the advisor to be developed countries, which are listed on page 10.

WILLIAM M. LYONS RESIGNED AS PRESIDENT EFFECTIVE FEBRUARY 28, 2007. ALL
REFERENCES TO HIM IN THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE DELETED.

THE FOLLOWING ENTRIES REPLACE THE LISTINGS IN THE Management TABLE.

Interested Directors
--------------------------------------------------------------------------------
Jonathan Thomas, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Advisory Board Member, President
First Year of Service: 2007
Principal Occupation(s) During Past 5 Years: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)
Number of Portfolios in Fund Complex Overseen by Advisory Board Member: 109
Other Directorships Held by Advisory Board Member: None

Officers
--------------------------------------------------------------------------------
Jon Zindel, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1967
Position(s) Held with Funds: Tax Officer
First Year of Service: 1997
Principal Occupation(s) During Past 5 Years: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED TABLE ON PAGE 66.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2006)
                                                                       OTHER ACCOUNTS
                                                  OTHER POOLED         (E.G., SEPARATE
                                                  INVESTMENT VEHICLES  ACCOUNTS AND
                                                  (E.G., COMMINGLED    CORPORATE ACCOUNTS,
                                    REGISTERED    TRUSTS AND           INCLUDING INCUBATION
                                    INVESTMENT    529 EDUCATION        STRATEGIES AND
                                    COMPANIES     SAVINGS PLANS)       CORPORATE MONEY)
---------------------------------------------------------------------------------------------
MID CAP GROWTH
---------------------------------------------------------------------------------------------
William R.        Number of Other   1             0                    2
Walker            Accounts Managed
---------------------------------------------------------------------------------------------
                  Assets in Other   $50,599,518   N/A                  $1,694,537,909
                  Accounts Managed
---------------------------------------------------------------------------------------------
Jill M.           Number of Other   0             0                    4
Grueninger(1)     Accounts Managed
---------------------------------------------------------------------------------------------
                  Assets in Other   N/A           N/A                  $1,977,932,330
                  Accounts Managed
---------------------------------------------------------------------------------------------
SMALL CAP GROWTH
---------------------------------------------------------------------------------------------
William R.        Number of Other   1             0                    2
Walker            Accounts Managed
---------------------------------------------------------------------------------------------
                  Assets in Other   $182,685,346  N/A                  $1,694,537,909
                  Accounts Managed
---------------------------------------------------------------------------------------------
Andy Eng(1)       Number of Other   0             0                    0
                  Accounts Managed
---------------------------------------------------------------------------------------------
                  Assets in Other   N/A           N/A                  N/A
                  Accounts Managed
---------------------------------------------------------------------------------------------

(1)  INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2007.

THE FOLLOWING REPLACES THE PORTFOLIO MANAGER SECURITIES OWNERSHIP SECTION ON
PAGE 67.

Portfolio Managers Securities Ownership

As of October 31, 2006, Mr. Walker did not beneficially own any shares of the funds.

As of February 28, 2007, neither Ms. Grueninger nor Mr. Eng beneficially owned shares of the fund they manage.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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